LVIP MFS Value Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.74%
Aerospace & Defense–4.98%
General Dynamics Corp.	113,977	$ 24,182,500
Northrop Grumman Corp.	106,513	50,095,194
Raytheon Technologies Corp.	131,451	10,760,579
		85,038,273
Banks–6.08%
Citigroup, Inc.	432,942	18,040,693
JPMorgan Chase & Co.	541,136	56,548,712
PNC Financial Services Group, Inc.	128,253	19,163,563
Truist Financial Corp.	234,116	10,193,411
		103,946,379
Beverages–2.64%
Diageo PLC	597,375	25,145,600
PepsiCo, Inc.	121,984	19,915,108
		45,060,708
Building Products–2.94%
Johnson Controls International PLC	445,489	21,926,969
Masco Corp.	229,460	10,713,487
Trane Technologies PLC	121,732	17,628,011
		50,268,467
Capital Markets–7.14%
BlackRock, Inc.	40,428	22,246,720
Goldman Sachs Group, Inc.	50,334	14,750,379
KKR & Co., Inc.	213,285	9,171,255
Moody's Corp.	46,051	11,195,458
Morgan Stanley	408,468	32,273,057
Nasdaq, Inc.	570,816	32,353,851
		121,990,720
Chemicals–3.97%
DuPont de Nemours, Inc.	390,637	19,688,105
International Flavors & Fragrances, Inc.	71,212	6,468,186
PPG Industries, Inc.	213,377	23,618,700
Sherwin-Williams Co.	87,986	18,015,133
		67,790,124
Consumer Finance–1.53%
American Express Co.	193,575	26,115,203
		26,115,203
Electric Utilities–5.19%
American Electric Power Co., Inc.	120,903	10,452,064
Duke Energy Corp.	385,478	35,857,164
Southern Co.	493,499	33,557,932
Xcel Energy, Inc.	137,700	8,812,800
		88,679,960
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–1.49%
Eaton Corp. PLC	190,480	$ 25,402,413
		25,402,413
Equity Real Estate Investment Trusts–0.69%
Prologis, Inc.	42,159	4,283,354
Public Storage	25,394	7,435,617
		11,718,971
Food Products–1.81%
Archer-Daniels-Midland Co.	76,060	6,119,027
Nestle SA	229,800	24,854,550
		30,973,577
Health Care Equipment & Supplies–3.68%
Abbott Laboratories	243,206	23,532,613
†Boston Scientific Corp.	488,824	18,932,153
Medtronic PLC	253,424	20,463,988
		62,928,754
Health Care Providers & Services–4.42%
Cigna Corp.	173,962	48,269,236
McKesson Corp.	80,051	27,206,933
		75,476,169
Hotels, Restaurants & Leisure–1.08%
Marriott International, Inc. Class A	131,884	18,482,224
		18,482,224
Household Products–1.31%
Kimberly-Clark Corp.	121,153	13,634,559
Reckitt Benckiser Group PLC	133,192	8,828,157
		22,462,716
Industrial Conglomerates–2.14%
Honeywell International, Inc.	218,788	36,531,032
		36,531,032
Insurance–10.77%
Aon PLC Class A	161,556	43,276,006
Chubb Ltd.	205,694	37,411,625
Marsh & McLennan Cos., Inc.	265,796	39,680,685
Progressive Corp.	342,950	39,854,219
Travelers Cos., Inc.	155,894	23,882,961
		184,105,496
IT Services–1.91%
Accenture PLC Class A	127,143	32,713,894
		32,713,894
Life Sciences Tools & Services–2.93%
Danaher Corp.	59,683	15,415,522
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	68,366	$ 34,674,552
		50,090,074
Machinery–2.86%
Illinois Tool Works, Inc.	141,095	25,488,812
Otis Worldwide Corp.	76,980	4,911,324
PACCAR, Inc.	121,230	10,145,739
Stanley Black & Decker, Inc.	111,226	8,365,307
		48,911,182
Media–2.98%
†Charter Communications, Inc. Class A	54,668	16,583,538
Comcast Corp. Class A	1,173,621	34,422,304
		51,005,842
Multiline Retail–1.25%
Target Corp.	143,866	21,348,276
		21,348,276
Multi-Utilities–1.60%
Dominion Energy, Inc.	395,047	27,301,698
		27,301,698
Oil, Gas & Consumable Fuels–4.60%
ConocoPhillips	349,731	35,791,471
EOG Resources, Inc.	139,018	15,532,481
Pioneer Natural Resources Co.	126,248	27,336,479
		78,660,431
Pharmaceuticals–7.95%
Johnson & Johnson	350,320	57,228,275
Merck & Co., Inc.	360,091	31,011,037
Pfizer, Inc.	924,308	40,447,718
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Roche Holding AG	22,053	$ 7,178,970
		135,866,000
Professional Services–1.17%
Equifax, Inc.	117,016	20,060,053
		20,060,053
Road & Rail–2.46%
Canadian National Railway Co.	97,917	10,574,057
Union Pacific Corp.	161,749	31,511,940
		42,085,997
Semiconductors & Semiconductor Equipment–5.21%
Analog Devices, Inc.	86,929	12,112,687
KLA Corp.	61,525	18,619,311
NXP Semiconductors NV	109,349	16,130,071
Texas Instruments, Inc.	272,316	42,149,070
		89,011,139
Specialty Retail–1.96%
Lowe's Cos., Inc.	178,396	33,504,553
		33,504,553
Total Common Stock (Cost $1,049,798,806)		1,687,530,325

MONEY MARKET FUND–1.11%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	18,962,006	18,962,006
Total Money Market Fund (Cost $18,962,006)		18,962,006

TOTAL INVESTMENTS–99.85% (Cost $1,068,760,812)	1,706,492,331
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	2,514,135
NET ASSETS APPLICABLE TO 37,546,510 SHARES OUTSTANDING–100.00%	$1,709,006,466

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP MFS Value Fund–2

LVIP MFS Value Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$85,038,273	$—	$—	$85,038,273
Banks	103,946,379	—	—	103,946,379
Beverages	19,915,108	25,145,600	—	45,060,708
Building Products	50,268,467	—	—	50,268,467
Capital Markets	121,990,720	—	—	121,990,720
Chemicals	67,790,124	—	—	67,790,124
Consumer Finance	26,115,203	—	—	26,115,203
Electric Utilities	88,679,960	—	—	88,679,960
Electrical Equipment	25,402,413	—	—	25,402,413
Equity Real Estate Investment Trusts	11,718,971	—	—	11,718,971
Food Products	6,119,027	24,854,550	—	30,973,577
Health Care Equipment & Supplies	62,928,754	—	—	62,928,754
Health Care Providers & Services	75,476,169	—	—	75,476,169
Hotels, Restaurants & Leisure	18,482,224	—	—	18,482,224
Household Products	13,634,559	8,828,157	—	22,462,716
Industrial Conglomerates	36,531,032	—	—	36,531,032
Insurance	184,105,496	—	—	184,105,496
IT Services	32,713,894	—	—	32,713,894
Life Sciences Tools & Services	50,090,074	—	—	50,090,074
Machinery	48,911,182	—	—	48,911,182
Media	51,005,842	—	—	51,005,842
Multiline Retail	21,348,276	—	—	21,348,276
Multi-Utilities	27,301,698	—	—	27,301,698
Oil, Gas & Consumable Fuels	78,660,431	—	—	78,660,431
Pharmaceuticals	128,687,030	7,178,970	—	135,866,000
Professional Services	20,060,053	—	—	20,060,053
Road & Rail	42,085,997	—	—	42,085,997
Semiconductors & Semiconductor Equipment	89,011,139	—	—	89,011,139
Specialty Retail	33,504,553	—	—	33,504,553
Money Market Fund	18,962,006	—	—	18,962,006
Total Investments	$1,640,485,054	$66,007,277	$—	$1,706,492,331
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS Value Fund–4